Income Taxes (Recognition of Deferred Income Tax Asset) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Future taxable income to realize deferred income tax assets	$ 3,000
Unrecognized deferred income tax asset on unrealized foreign exchange loss recorded in AOCI	244	$ 217
Gross unrecognized tax benefits	62	74	$ 74	$ 61
Net unrecognized tax benefits at end of year	60	69	69
Unrecognized tax benefits that would impact effective tax rate	7
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	23
Recognized accrued interest and penalties	1	3	$ 3
Accrued interest and penalties	$ 11	$ 10